FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
Summary of movement of the balances of the Group's financial liabilities measured at fair value with level 3 inputs on a recurring basis

	Balance at December 31, 2010	Addition due to acquisition	Changes in fair value	Move to consideration payable	Balance at December 31 2011	Change in fair value	Move to consideration payable	Balance at December 31 2012

Contingent consideration:
Tansun	2,307	—	855	(3,162)	—	—	—	—
Dimension	—	5,155	814	(3,147)	2,822	170	(2,992)	—
Total	2,307	5,155	1,669	(6,309)	2,822	170	(2,992)	—